FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA 7

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA 7

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA 7

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 7 indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 7 as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Emerging Markets Equity Class I Shares
Invesco V.I. High Yield Series I Shares	MS VIF Global Strategist Class I Shares
Janus Henderson - Balanced Institutional Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Global Research Institutional Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 7 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 7 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA 7 since 2014.

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class A Shares	2,050.378	$55,457	$75,515	$(1)	$75,514	1,375	$17.028864	$54.905447
AB Large Cap Growth Class A Shares	2,310.121	101,090	215,049	2	215,051	3,232	29.500375	66.538683
Alger Growth & Income Class I-2 Shares	323.975	5,403	9,567	2	9,569	177	21.051767	53.945970
BNY Mellon VIF Appreciation Initial Shares	424.858	16,360	22,823	(4)	22,819	440	23.651805	51.867999
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-	15.825945	47.544603
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-	1.435104	11.858872
Janus Henderson - Balanced Institutional Shares	1,841.176	61,814	92,464	(2)	92,462	3,392	18.246587	61.531972
Janus Henderson - Global Research Institutional Shares	607.619	22,245	43,311	(2)	43,309	1,146	20.141239	37.804903
MFS® Growth Initial Class	181.786	8,095	14,427	(8)	14,419	181	28.079382	79.758300
MFS® Investors Trust Initial Class	0.045	2	2	(2)	-	-	20.599536	43.977602
MFS® Research Initial Class	832.189	19,385	32,114	6	32,120	606	21.189192	53.044937
MS VIF Core Plus Fixed Income Class I Shares	8,243.248	85,241	86,307	-	86,307	4,181	11.892075	20.641030
MS VIF Emerging Markets Equity Class I Shares	373.345	4,946	6,761	(2)	6,759	212	15.104532	31.824406
MS VIF Global Strategist Class I Shares	1,446.460	14,367	16,345	1	16,346	723	14.436726	22.598759
TA BlackRock Government Money Market Initial Class	21,956.610	21,957	21,957	1	21,958	8,349	1.045847	9.781713
TA WMC US Growth Initial Class	28,083.418	789,998	1,276,672	(2)	1,276,670	16,782	27.755973	76.073811

See accompanying notes	2

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Growth and Income Class A Shares	AB Large Cap Growth Class A Shares	Alger Growth & Income Class I-2 Shares	BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$83,545	$126,557	$7,715	$14,921	$-

Investment Income:
Reinvested Dividends	1,107	-	102	122	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	987	1,957	101	215	-

Net Investment Income (Loss)	120	(1,957)	1	(93)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,757	10,851	35	1,242	-
Realized Gain (Loss) on Investments	1,250	1,130	326	8	-

Net Realized Capital Gains (Losses) on Investments	5,007	11,981	361	1,250	-
Net Change in Unrealized Appreciation (Depreciation)	(5,056)	32,515	537	2,122	-

Net Gain (Loss) on Investment	(49)	44,496	898	3,372	-

Net Increase (Decrease) in Net Assets Resulting from Operations	71	42,539	899	3,279	-

Increase (Decrease) in Net Assets from Contract Transactions	(4,263)	(10)	(600)	1	-

Total Increase (Decrease) in Net Assets	(4,192)	42,529	299	3,280	-

Net Assets as of December 31, 2020:	$79,353	$169,086	$8,014	$18,201	$-

Investment Income:
Reinvested Dividends	586	-	102	90	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,090	2,646	123	285	-

Net Investment Income (Loss)	(504)	(2,646)	(21)	(195)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,987	655	1,886	-
Realized Gain (Loss) on Investments	11,062	1,772	537	59	-

Net Realized Capital Gains (Losses) on Investments	11,062	14,759	1,192	1,945	-
Net Change in Unrealized Appreciation (Depreciation)	8,928	33,863	1,136	2,872	-

Net Gain (Loss) on Investment	19,990	48,622	2,328	4,817	-

Net Increase (Decrease) in Net Assets Resulting from Operations	19,486	45,976	2,307	4,622	-

Increase (Decrease) in Net Assets from Contract Transactions	(23,325)	(11)	(752)	(4)	-

Total Increase (Decrease) in Net Assets	(3,839)	45,965	1,555	4,618	-

Net Assets as of December 31, 2021:	$75,514	$215,051	$9,569	$22,819	$-

See Accompanying Notes.	3

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco V.I. High Yield Series I Shares	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Research Institutional Shares	MFS® Growth Initial Class	MFS® Investors Trust Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$-	$107,465	$31,424	$9,130	$-

Investment Income:
Reinvested Dividends	-	2,448	257	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,360	434	140	-

Net Investment Income (Loss)	-	1,088	(177)	(140)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	995	1,623	659	-
Realized Gain (Loss) on Investments	-	2,055	189	104	-

Net Realized Capital Gains (Losses) on Investments	-	3,050	1,812	763	-
Net Change in Unrealized Appreciation (Depreciation)	-	8,083	4,147	2,117	-

Net Gain (Loss) on Investment	-	11,133	5,959	2,880	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	12,221	5,782	2,740	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(9,833)	(9)	(18)	-

Total Increase (Decrease) in Net Assets	-	2,388	5,773	2,722	-

Net Assets as of December 31, 2020:	$-	$109,853	$37,197	$11,852	$-

Investment Income:
Reinvested Dividends	-	990	215	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,293	568	183	-

Net Investment Income (Loss)	-	(303)	(353)	(183)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	504	1,900	1,815	-
Realized Gain (Loss) on Investments	-	10,666	314	145	-

Net Realized Capital Gains (Losses) on Investments	-	11,170	2,214	1,960	-
Net Change in Unrealized Appreciation (Depreciation)	-	3,111	4,263	809	-

Net Gain (Loss) on Investment	-	14,281	6,477	2,769	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	13,978	6,124	2,586	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(31,369)	(12)	(19)	-

Total Increase (Decrease) in Net Assets	-	(17,391)	6,112	2,567	-

Net Assets as of December 31, 2021:	$-	$92,462	$43,309	$14,419	$-

See Accompanying Notes.	4

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MFS® Research Initial Class	MS VIF Core Plus Fixed Income Class I Shares	MS VIF Emerging Markets Equity Class I Shares	MS VIF Global Strategist Class I Shares	TA BlackRock Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$22,715	$82,588	$5,909	$15,482	$7,518

Investment Income:
Reinvested Dividends	165	2,425	76	213	22
Investment Expense:
Mortality and Expense Risk and Administrative Charges	316	1,177	76	202	104

Net Investment Income (Loss)	(151)	1,248	-	11	(82)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	912	886	92	1,090	-
Realized Gain (Loss) on Investments	157	135	11	125	-

Net Realized Capital Gains (Losses) on Investments	1,069	1,021	103	1,215	-
Net Change in Unrealized Appreciation (Depreciation)	2,484	2,942	657	120	-

Net Gain (Loss) on Investment	3,553	3,963	760	1,335	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,402	5,211	760	1,346	(82)

Increase (Decrease) in Net Assets from Contract Transactions	(10)	2	(7)	(751)	(30)

Total Increase (Decrease) in Net Assets	3,392	5,213	753	595	(112)

Net Assets as of December 31, 2020:	$26,107	$87,801	$6,662	$16,077	$7,406

Investment Income:
Reinvested Dividends	160	3,405	58	303	1
Investment Expense:
Mortality and Expense Risk and Administrative Charges	408	1,205	97	230	115

Net Investment Income (Loss)	(248)	2,200	(39)	73	(114)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,677	5,644	-	553	-
Realized Gain (Loss) on Investments	243	97	32	241	-

Net Realized Capital Gains (Losses) on Investments	1,920	5,741	32	794	-
Net Change in Unrealized Appreciation (Depreciation)	4,351	(9,436)	111	226	-

Net Gain (Loss) on Investment	6,271	(3,695)	143	1,020	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,023	(1,495)	104	1,093	(114)

Increase (Decrease) in Net Assets from Contract Transactions	(10)	1	(7)	(824)	14,666

Total Increase (Decrease) in Net Assets	6,013	(1,494)	97	269	14,552

Net Assets as of December 31, 2021:	$32,120	$86,307	$6,759	$16,346	$21,958

See Accompanying Notes.	5

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

TA WMC US Growth Initial Class
Subaccount

Net Assets as of December 31, 2019:	$883,854

Investment Income:
Reinvested Dividends	1,023
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,244

Net Investment Income (Loss)	(12,221)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	74,466
Realized Gain (Loss) on Investments	23,234

Net Realized Capital Gains (Losses) on Investments	97,700
Net Change in Unrealized Appreciation (Depreciation)	216,800

Net Gain (Loss) on Investment	314,500

Net Increase (Decrease) in Net Assets Resulting from Operations	302,279

Increase (Decrease) in Net Assets from Contract Transactions	(41,265)

Total Increase (Decrease) in Net Assets	261,014

Net Assets as of December 31, 2020:	$1,144,868

Investment Income:
Reinvested Dividends	939
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,845

Net Investment Income (Loss)	(15,906)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	173,562
Realized Gain (Loss) on Investments	50,831

Net Realized Capital Gains (Losses) on Investments	224,393
Net Change in Unrealized Appreciation (Depreciation)	582

Net Gain (Loss) on Investment	224,975

Net Increase (Decrease) in Net Assets Resulting from Operations	209,069

Increase (Decrease) in Net Assets from Contract Transactions	(77,267)

Total Increase (Decrease) in Net Assets	131,802

Net Assets as of December 31, 2021:	$1,276,670

See Accompanying Notes.	6

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA 7 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Bounty® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Fund	BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

7

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

8

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Growth and Income Class A Shares	$586	$24,415
AB Large Cap Growth Class A Shares	12,987	2,657
Alger Growth & Income Class I-2 Shares	758	878
BNY Mellon VIF Appreciation Initial Shares	1,975	285
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-
Invesco V.I. High Yield Series I Shares	-	-
Janus Henderson—Balanced Institutional Shares	2,265	33,433
Janus Henderson—Global Research Institutional Shares	2,115	578
MFS® Growth Initial Class	1,815	200
MFS® Investors Trust Initial Class	-	-
MFS® Research Initial Class	1,837	419
MS VIF Core Plus Fixed Income Class I Shares	9,051	1,205
MS VIF Emerging Markets Equity Class I Shares	58	103
MS VIF Global Strategist Class I Shares	856	1,054
TA BlackRock Government Money Market Initial Class	14,824	272
TA WMC US Growth Initial Class	174,501	94,111

9

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Growth and Income Class A Shares	-	(452)	(452)	-	(121)	(121)
AB Large Cap Growth Class A Shares	-	-	-	-	-	-
Alger Growth & Income Class I-2 Shares	-	(16)	(16)	-	(17)	(17)
BNY Mellon VIF Appreciation Initial Shares	-	-	-	-	-	-
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Balanced Institutional Shares	46	(858)	(812)	35	(518)	(483)
Janus Henderson - Global Research Institutional Shares	-	-	-	-	-	-
MFS® Growth Initial Class	-	-	-	-	-	-
MFS® Investors Trust Initial Class	-	-	-	-	-	-
MFS® Research Initial Class	-	-	-	-	-	-
MS VIF Core Plus Fixed Income Class I Shares	-	-	-	-	-	-
MS VIF Emerging Markets Equity Class I Shares	-	(1)	(1)	-	-	-
MS VIF Global Strategist Class I Shares	-	(37)	(37)	-	(41)	(41)
TA BlackRock Government Money Market Initial Class	1,514	(149)	1,365	-	(28)	(28)
TA WMC US Growth Initial Class	-	(1,127)	(1,127)	-	(812)	(812)

10

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Dollar Net Increase (Decrease)		and Transferred
Subaccount	Units Purchased in Dollars	to/from in Dollars		Units Purchased in Dollars	to/from in Dollars	Net Increase (Decrease)
AB Growth and Income Class A Shares	$-	$(23,325)	$(23,325)	$-	$(4,263)	$(4,263)
AB Large Cap Growth Class A Shares	-	(11)	(11)	-	(10)	(10)
Alger Growth & Income Class I-2 Shares	-	(752)	(752)	-	(600)	(600)
BNY Mellon VIF Appreciation Initial Shares	-	(4)	(4)	-	1	1
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Balanced Institutional Shares	778	(32,147)	(31,369)	511	(10,344)	(9,833)
Janus Henderson - Global Research Institutional Shares	-	(12)	(12)	-	(9)	(9)
MFS® Growth Initial Class	-	(19)	(19)	-	(18)	(18)
MFS® Investors Trust Initial Class	-	-	-	-	-	-
MFS® Research Initial Class	-	(10)	(10)	-	(10)	(10)
MS VIF Core Plus Fixed Income Class I Shares	-	1	1	-	2	2
MS VIF Emerging Markets Equity Class I Shares	-	(7)	(7)	-	(7)	(7)
MS VIF Global Strategist Class I Shares	-	(824)	(824)	-	(751)	(751)
TA BlackRock Government Money Market Initial Class	14,823	(157)	14,666	-	(30)	(30)
TA WMC US Growth Initial Class	-	(77,267)	(77,267)	-	(41,265)	(41,265)

11

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Growth and Income Class A Shares
12/31/2021	1,375	$17.03	to	$54.91	$ 75,514	0.75%	1.25%	to	1.40%	26.58%	to	26.39%
12/31/2020	1,827	13.45	to	43.44	79,353	1.56	1.25	to	1.40	1.45	to	1.30
12/31/2019	1,948	13.26	to	42.88	83,545	1.22	1.25	to	1.40	22.38	to	22.20
12/31/2018	2,188	10.84	to	35.09	76,771	0.99	1.25	to	1.40	(6.78)	to	(6.92)
12/31/2017	2,311	11.62	to	37.70	87,117	1.45	1.25	to	1.40	17.46	to	17.29
AB Large Cap Growth Class A Shares
12/31/2021	3,232	29.50	to	66.54	215,051	-	1.25	to	1.40	27.38	to	27.19
12/31/2020	3,232	23.16	to	52.31	169,086	-	1.25	to	1.40	33.81	to	33.61
12/31/2019	3,232	17.31	to	39.15	126,557	-	1.25	to	1.40	33.03	to	32.84
12/31/2018	3,233	13.01	to	29.47	95,282	-	1.25	to	1.40	1.31	to	1.15
12/31/2017	3,233	12.84	to	29.14	94,204	-	1.25	to	1.40	30.36	to	30.17
Alger Growth & Income Class I-2 Shares
12/31/2021	177	21.05	to	53.95	9,569	1.15	1.25	to	1.40	30.04	to	29.85
12/31/2020	193	16.19	to	41.55	8,014	1.41	1.25	to	1.40	13.46	to	13.29
12/31/2019	210	14.27	to	36.67	7,715	1.38	1.25	to	1.40	27.87	to	27.69
12/31/2018	500	11.16	to	28.72	14,352	1.67	1.25	to	1.40	(5.80)	to	(5.94)
12/31/2017	523	11.84	to	30.53	15,981	1.54	1.25	to	1.40	19.83	to	19.65
BNY Mellon VIF Appreciation Initial Shares
12/31/2021	440	23.65	to	51.87	22,819	0.44	1.25	to	1.40	25.56	to	25.38
12/31/2020	440	18.84	to	41.37	18,201	0.79	1.25	to	1.40	22.16	to	21.98
12/31/2019	440	15.42	to	33.91	14,921	1.17	1.25	to	1.40	34.42	to	34.22
12/31/2018	565	11.47	to	25.27	14,287	1.26	1.25	to	1.40	(8.01)	to	(8.15)
12/31/2017	565	12.47	to	27.51	15,554	1.34	1.25	to	1.40	25.77	to	25.58
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2021	-	15.83	to	47.54	-	-	1.25	to	1.40	15.02	to	14.85
12/31/2020	-	13.76	to	41.40	-	-	1.25	to	1.40	18.41	to	18.24
12/31/2019	-	11.62	to	35.01	-	-	1.25	to	1.40	20.28	to	20.10
12/31/2018	-	9.66	to	29.15	-	-	1.25	to	1.40	(20.08)	to	(20.20)
12/31/2017	-	12.09	to	36.53	-	-	1.25	to	1.40	23.15	to	22.96
Invesco V.I. High Yield Series I Shares
12/31/2021	-	11.86	to	1.44	-	-	1.25	to	1.40	3.09	to	2.94
12/31/2020	-	11.50	to	1.39	-	-	1.25	to	1.40	2.04	to	1.89
12/31/2019	-	11.27	to	1.37	-	-	1.25	to	1.40	12.11	to	11.94
12/31/2018	5,129	10.06	to	1.22	6,269	5.05	1.25	to	1.40	(4.55)	to	(4.69)
12/31/2017	5,129	10.53	to	1.28	6,577	2.97	1.25	to	1.40	4.99	to	4.84
Janus Henderson - Balanced Institutional Shares
12/31/2021	3,392	18.25	to	61.53	92,462	1.01	1.25	to	1.40	15.75	to	15.58
12/31/2020	4,204	15.76	to	53.24	109,853	2.39	1.25	to	1.40	12.90	to	12.73
12/31/2019	4,687	13.96	to	47.23	107,465	1.88	1.25	to	1.40	21.08	to	20.90
12/31/2018	5,201	11.53	to	39.06	97,740	2.15	1.25	to	1.40	(0.57)	to	(0.72)
12/31/2017	5,682	11.60	to	39.34	105,395	1.77	1.25	to	1.40	16.97	to	16.80
Janus Henderson - Global Research Institutional Shares
12/31/2021	1,146	20.14	to	37.80	43,309	0.52	1.25	to	1.40	16.63	to	16.46
12/31/2020	1,146	17.27	to	32.46	37,197	0.83	1.25	to	1.40	18.58	to	18.40
12/31/2019	1,146	14.56	to	27.42	31,424	1.00	1.25	to	1.40	27.45	to	27.26
12/31/2018	1,200	11.43	to	21.54	25,859	1.14	1.25	to	1.40	(8.02)	to	(8.16)
12/31/2017	1,201	12.42	to	23.46	28,165	0.64	1.25	to	1.40	25.46	to	25.28

12

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
MFS® Growth Initial Class
12/31/2021	181	$28.08	to	$79.76	$ 14,419	-%	1.25%	to	1.40%	22.01%	to	21.83%
12/31/2020	181	23.01	to	65.47	11,852	-	1.25	to	1.40	30.23	to	30.04
12/31/2019	181	17.67	to	50.35	9,130	-	1.25	to	1.40	36.44	to	36.24
12/31/2018	182	12.95	to	36.95	6,715	0.09	1.25	to	1.40	1.39	to	1.24
12/31/2017	182	12.77	to	36.50	6,646	0.08	1.25	to	1.40	29.79	to	29.60
MFS® Investors Trust Initial Class
12/31/2021	-	20.60	to	43.98	-	0.54	1.25	to	1.40	25.25	to	25.06
12/31/2020	-	16.45	to	35.16	-	0.71	1.25	to	1.40	12.46	to	12.30
12/31/2019	-	14.62	to	31.31	-	0.77	1.25	to	1.40	29.96	to	29.76
12/31/2018	-	11.25	to	24.13	-	0.83	1.25	to	1.40	(6.66)	to	(6.80)
12/31/2017	-	12.06	to	25.89	-	-	1.25	to	1.40	21.83	to	21.65
MFS® Research Initial Class
12/31/2021	606	21.19	to	53.04	32,120	0.54	1.25	to	1.40	23.26	to	23.08
12/31/2020	606	17.19	to	43.10	26,107	0.73	1.25	to	1.40	15.15	to	14.98
12/31/2019	606	14.93	to	37.48	22,715	0.82	1.25	to	1.40	31.31	to	31.11
12/31/2018	715	11.37	to	28.59	20,450	0.70	1.25	to	1.40	(5.56)	to	(5.70)
12/31/2017	716	12.04	to	30.31	21,696	1.36	1.25	to	1.40	21.85	to	21.67
MS VIF Core Plus Fixed Income Class I Shares
12/31/2021	4,181	11.89	to	20.64	86,307	3.93	1.25	to	1.40	(1.56)	to	(1.70)
12/31/2020	4,181	12.08	to	21.00	87,801	2.86	1.25	to	1.40	6.47	to	6.31
12/31/2019	4,181	11.35	to	19.75	82,588	3.44	1.25	to	1.40	9.51	to	9.35
12/31/2018	6,321	10.36	to	18.06	114,178	2.56	1.25	to	1.40	(1.88)	to	(2.03)
12/31/2017	6,321	10.56	to	18.44	116,544	3.02	1.25	to	1.40	4.93	to	4.78
MS VIF Emerging Markets Equity Class I Shares
12/31/2021	212	15.10	to	31.82	6,759	0.84	1.25	to	1.40	1.72	to	1.56
12/31/2020	213	14.85	to	31.33	6,662	1.38	1.25	to	1.40	13.03	to	12.86
12/31/2019	213	13.14	to	27.76	5,909	1.03	1.25	to	1.40	18.11	to	17.94
12/31/2018	234	11.12	to	23.54	5,520	0.43	1.25	to	1.40	(18.49)	to	(18.61)
12/31/2017	274	13.65	to	28.93	7,915	0.75	1.25	to	1.40	33.40	to	33.21
MS VIF Global Strategist Class I Shares
12/31/2021	723	14.44	to	22.60	16,346	1.83	1.25	to	1.40	7.03	to	6.87
12/31/2020	760	13.49	to	21.15	16,077	1.47	1.25	to	1.40	9.55	to	9.39
12/31/2019	801	12.31	to	19.33	15,482	1.86	1.25	to	1.40	16.32	to	16.14
12/31/2018	849	10.59	to	16.64	14,126	1.14	1.25	to	1.40	(7.66)	to	(7.80)
12/31/2017	941	11.46	to	18.05	16,985	1.05	1.25	to	1.40	14.68	to	14.51
TA BlackRock Government Money Market Initial Class
12/31/2021	8,349	9.78	to	1.05	21,958	0.01	1.25	to	1.40	(1.23)	to	(1.38)
12/31/2020	6,984	9.90	to	1.06	7,406	0.29	1.25	to	1.40	(0.95)	to	(1.10)
12/31/2019	7,012	10.00	to	1.07	7,518	2.00	1.25	to	1.40	0.71	to	0.56
12/31/2018	11,252	9.93	to	1.07	11,997	1.79	1.25	to	1.40	0.54	to	0.39
12/31/2017	11,261	9.87	to	1.06	11,960	0.01	1.25	to	1.40	(1.23)	to	(1.37)
TA WMC US Growth Initial Class
12/31/2021	16,782	27.76	to	76.07	1,276,670	0.08	1.25	to	1.40	19.18	to	19.00
12/31/2020	17,909	23.29	to	63.93	1,144,868	0.11	1.25	to	1.40	35.60	to	35.40
12/31/2019	18,721	17.17	to	47.21	883,854	0.13	1.25	to	1.40	38.32	to	38.11
12/31/2018	19,703	12.42	to	34.18	673,549	0.49	1.25	to	1.40	(1.03)	to	(1.18)
12/31/2017	20,661	12.55	to	34.59	714,716	0.42	1.25	to	1.40	27.61	to	27.42

13

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

14

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 1.25% is deducted from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

15

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

16